Loans (Tables)	12 Months Ended
Dec. 31, 2019
Loans [Abstract]
Components of Loans by Industry Classification IFRS 9 [text block table]

Loans by industry classification

in € m.	Dec 31, 2019	Dec 31, 2018
Agriculture, forestry and fishing	676	655
Mining and quarrying	3,027	3,699
Manufacturing	30,199	30,966
Electricity, gas, steam and air conditioning supply	4,577	3,555
Water supply, sewerage, waste management and remediation activities	843	895
Construction	4,110	4,421
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,568	21,871
Transport and storage	5,610	6,548
Accommodation and food service activities	2,633	2,094
Information and communication	6,575	5,281
Financial and insurance activities	98,434	93,886
Real estate activities	45,153	35,153
Professional, scientific and technical activities	7,430	7,020
Administrative and support service activities	7,063	7,921
Public administration and defense, compulsory social security	8,012	10,752
Education	327	698
Human health services and social work activities	3,631	3,618
Arts, entertainment and recreation	867	951
Other service activities	5,766	5,328
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	196,732	188,494
Activities of extraterritorial organizations and bodies	3	25
Gross loans	454,235	433,832
(Deferred expense)/unearned income	340	254
Loans less (deferred expense)/unearned income	453,895	433,578
Less: Allowance for loan losses	4,018	4,247
Total loans	449,876	429,331